CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of term facility
	December 31,	December 31,
	2020	2019
Equity	$59,008	$53,923
Term Facility	2,513	5,897
Finance Lease Obligations	486	1,134
Equipment Loans	72	289
	$62,079	$61,243